CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S EQUITY AND DROPDOWN COMPANIES' EQUITY (Parenthetical)	2 Months Ended
Dec. 31, 2012
Common Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of common units and subordinated units (in units)	24,815,025
Subordinated Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of common units and subordinated units (in units)	16,543,350